Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

January 31, 2012

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:
Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A of DWS Core Fixed Income Fund, DWS Global Inflation Fund, DWS GNMA Fund, DWS High Income Fund, DWS Global High Income Fund, DWS Ultra-Short Duration Fund, DWS Short Duration Fund, DWS Strategic Government Securities Fund, and DWS Unconstrained Income Fund (collectively, the “Funds”), each a series of DWS Income Trust (the “Trust”); (Reg. Nos. 002-91577, 811-04049)

Ladies and Gentlemen:

On behalf of the Funds, we are filing today through the EDGAR system Post-Effective Amendment No. 62 under the Securities Act of 1933, as amended (the “Securities Act”), to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed pursuant to Rule 485(b) under the Securities Act and Rule 8b-16 under the Investment Company Act of 1940, as amended.  The Amendment has been electronically coded to show changes from the Funds’ Prospectus and Statement of Additional Information filed with the Securities and Exchange Commission (the “Commission”) on December 2, 2011 in Post-Effective Amendment No. 61 under the Securities Act.

The Amendment is being filed under paragraph (b) of Rule 485 to (i) respond to certain comments of the Staff of the Commission received via telephone conference calls on January 19, 2012 and January 25, 2012, which comments are set forth together with the Funds’ replies in a separate written correspondence filed with the Commission on January 30, 2012; (ii) bring the Funds’ financial statements and other information up-to-date under Section 10(a)(3) of the Securities Act; and (iii) make certain other non-material changes. Pursuant to Rule 485(b), the Trust has designated on the facing sheet to its Registration Statement that its respective Amendment become effective on February 1, 2012. No fees are required in connection with these filings.

Having reviewed the Amendment, the undersigned represents pursuant to Rule 485(b)(4) under the Securities Act that it does not contain disclosure that would render it ineligible to become effective pursuant to Rule 485(b).

Please direct any comments relating to the Amendment to the undersigned at (617) 295-3986.

Very truly yours,

/s/Scott D. Hogan

Scott D. Hogan
Vice President
Deutsche Investment Management Americas Inc.

cc:           John Marten, Esq., Vedder Price LLC